PROPERTY, PLANT AND EQUIPMENT	13 Months Ended
Sep. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2021	$4,075	$135,763	$2,092	$139,410	$10,323	$5,317	$296,980
Acquisitions through business combinations	230	781	2,930	397	143	1,759	6,240
Additions	400	7,326	26,021	18,051	1,210	2,931	55,939
Transfers	—	961	—	—	—	(961)	—
Construction completed	—	1,539	(20,671)	18,659	473	—	—
Disposals	—	(100)	—	(11,379)	(75)	(5,447)	(17,001)
Balance, August 31, 2022	$4,705	$146,270	$10,372	$165,138	$12,074	$3,599	$342,158
Additions	—	348	6,146	17,314	2,938	2,300	29,046
Construction completed	—	14,544	(16,518)	1,692	282	—	—
Disposals	—	(182)	—	(17,204)	(455)	(1,299)	(19,140)
Balance, September 30, 2023	$4,705	$160,980	$—	$166,940	$14,839	$4,600	$352,064

Accumulated depreciation and impairment
Balance, August 31, 2021	$—	$(13,659)	$—	$(41,647)	$(4,578)	$(1,157)	$(61,041)
Depreciation	—	(5,933)	—	(13,853)	(1,550)	(925)	(22,261)
Transfers	—	—	—	—	—	—	—
Disposals	—	—	—	4,715	59	434	5,208
Impairment	—	—	—	(4,245)	—	—	(4,245)
Balance, August 31, 2022	$—	$(19,592)	$—	$(55,030)	$(6,069)	$(1,648)	$(82,339)
Depreciation	—	(2,023)	—	(18,166)	(1,817)	(713)	(22,719)
Disposals	—	38	—	16,146	367	744	17,295
Impairment	(2,721)	(78,320)	—	(79,521)	(4,074)	(619)	(165,255)
Balance, September 30, 2023	$(2,721)	$(99,897)	$—	$(136,571)	$(11,593)	$(2,236)	$(253,018)

Net book value
August 31, 2022	$4,705	$126,678	$10,372	$110,108	$6,005	$1,951	$259,819
September 30, 2023	$1,984	$61,083	$—	$30,369	$3,246	$2,364	$99,046

Included in deferred charges and deposits is $222 (August 31, 2022 - $5,507) paid to secure the acquisition of manufacturing equipment. The amounts will be recorded into property, plant and equipment as equipment is received.

i.Impairment/Accelerated Depreciation
During the thirteen months ended September 30, 2023, the Company determined that indicators of impairment existed in relation to two of its three cash generating units (CGUs) and as a result, the Company performed an impairment test. Refer to Note 9 for further information.

Moncton Chocolate Line
During the year ended August 31, 2022, due to the decline in utilization of the equipment and declining revenues, the Company made the strategic decision to cease manufacturing chocolate at its Moncton Campus. As a result, the asset is measured at the lower of its carrying amount and fair value less costs to sell and the Company recognized an impairment loss of $3,978 in relation to this asset. Additionally, management reassessed the useful life of the chocolate manufacturing equipment at its Winnipeg site and recognized accelerated depreciation of $267 during the year ended August 31, 2022.
Reconciliation of property, plant, and equipment additions to the statements of cash flows
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Additions (including right-of-use lease assets)	$29,046	$62,179
Additions related to business combinations	—	(6,240)
Additions related to right-of-use lease assets (Note 16(ii))	(2,300)	(2,931)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	(5,285)	2,319
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	7,681	(6,579)
Purchases of property, plant and equipment	$29,142	$48,748